Income Tax - Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Current tax
Current tax expenses recognized for the year	$ 8,875		$ 8,863	$ 8,490
Income tax on unappropriated earnings	(31)		137	181
Income tax adjustments on prior years	(128)		(141)	(150)
Others	4		7	7
Current tax	8,720		8,866	8,528
Deferred tax
Deferred tax expense recognized for the year	218		318	489
Income tax adjustments on prior years	9		151	3
Deferred tax	227		469	492
Income tax recognized in profit or loss	$ 8,947	$ 292	$ 9,335	$ 9,020